Investment in equity method investee	12 Months Ended
Dec. 31, 2024
Investment in equity method investee
Investment in equity method investee

7. Investment in equity method investee

The Company subscribed for 3.02% to 99.99% of the registered capital of four limited partnerships and one limited company for RMB 89 million and RMB 103 million (US$ 14 million) as of December 31, 2023 and 2024. The carrying amounts of all investments in equity method invested were RMB 137 million and RMB 146 million (US$ 20 million) as of December 31, 2023 and 2024, respectively.